10. Prepaid expenses	12 Months Ended
Dec. 31, 2017
Prepaid Expenses
Prepaid Expenses
	2017	2016

Rents(1)	329,421	196,944
Advertising and publicity	67,321	37,833
Deferred Stock Plan, net (see Note 8.c)	37,591	44,719
Insurance premiums	39,629	46,896
Software maintenance	8,237	12,478
Other prepaid expenses	14,733	7,531

	496,932	346,401

Current	150,046	123,883
Non-current	346,886	222,518

(1)        Refers substantially to the rental advance of service stations of IPP, which are subsequently subleased and operated by the resellers.